SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Subtotal		$ 724,508	$ 14,991
Total income tax provision	$ 1,407,449	692,405	14,991
CAYMAN ISLANDS
Subtotal
Total income tax provision
MALAYSIA
Subtotal	1,407,449	724,508	14,991
Total income tax provision		$ (32,103)